Related party transactions and balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

18. Related party transactions and balances

		December 31, 2011	January 1, 2011	December 31, 2009
		$	$	$

Purchases and sales at market rates
(a)	President of Grains and Foods Group - purchases	469	502	494
(a)	President of Grains and Foods Group - sales	174	104	134
(b)	Employees of Grains and Foods Group - purchases	1,352	823	1,151
(b)	Employees of Grains and Foods Group - sales	335	217	308
(c)	Minority partner at Trabocca B.V.	700	381	237

Rent paid to former owners or shareholders
(d)	Warehouses and administration facility	553	472	426
(e)	Production facility	-	-	155
(f)	Production, warehouse and office facility	512	430	439

Other transactions
(g)	Employment contract of former CEO	248	380	343
(h)	Payment of promissory note at Opta Minerals	-	-	1,500
(i)	Contingent consideration at Opta Minerals	233	447	-
(j)	Amounts due to/from officers and directors	97	2	2
(k)	Interest on subordinated debt	180	320	429
(l)	Interest on working capital advance	46	-	-

Discontinued operations
(m)	Warehouse and administration facility	-	163	355
(m)	Warehouse and administration facility	-	64	136
(m)	Sale of organic product	-	-	2,973
(m)	Rent at Opta Minerals from an affiliated company	-	24	22

In addition to transactions disclosed elsewhere in these consolidated financial statements, the Company entered into the following related party transactions:

  Represents purchases of agronomy products from the Company at market rates, as well as the sale of organic corn and soybeans at market rates to the Company, which are included in revenues and cost of sales, respectively, on the consolidated statement of operations.

  Represents purchases of agronomy products from the Company at market rates, as well as the sale of organic corn and soybeans at market rates to the Company, which are included in revenues and cost of sales, respectively, on the consolidated statement of operations.

  Represents the sale of coffee beans, at market prices, from TOC to a company that is owned by the non-controlling shareholder of Trabocca B.V., a less than wholly owned subsidiary of TOC. The sales are included in revenues on the consolidated statement of operations.

  Pursuant to the acquisition of Purity Life, the Company leased Purity Life's Acton, Ontario, warehouses and administration facilities from a company controlled by the former owners, one of whom was in a senior management position within the International Foods Group until September 2011. The lease was at market rates at inception and expired in 2011. The lease payments are included in selling, general and administrative expenses on the consolidated statement of operations.

  Pursuant to the acquisition of Neo-Nutritionals, Inc., the Company leased the Brantford, Ontario production facilities from a company controlled by a former owner, who was an employee of the Company to December 2009. The lease was at market rates and expired in 2010. The lease payments are included in selling, general and administrative expenses on the consolidated statement of operations.

  Pursuant to the acquisition of Pacific Fruit Processors, the Company leases a production, warehouse and office facility from a related party to the former President, who remains in a senior management position in the Consumer Products Group. The lease was at market rates at inception and is for a 60-month term with two five-year renewal periods expiring in June 2020. The lease payments are included in selling, general and administrative expenses on the consolidated statement of operations.

  Represents the amount owed to the Company's former Chief Executive Officer (“former CEO”) under an employment contract, which is included in long-term liabilities on the consolidated balance sheets. On February 1, 2007, the former CEO of the Company stepped down and remained Chairman of the Board at a reduced level of compensation subject to a contract expiring on February 26, 2020. The contract, amended on March 8, 2011, provides for consulting fees of $50 per year declining to $25 per year, to be paid on a sliding scale over time until February 26, 2020. Subsequent to the year 2012, the former CEO is no longer required to provide services to the Company although payments will continue. In the event that the former CEO passes away before February 26, 2020, any remaining amount payable under the contract will be paid to his surviving spouse until February 26, 2020.

  Represents long-term debt on the consolidated balance sheet to the former shareholders of Magnesium Technologies Corporation, which was a 2006 acquisition by Opta Minerals. The final $1,500 instalment related to this debt was paid in 2010. As a result of the appointment of a new director to Opta Minerals on May 12, 2008, the director received 26.5% of the total payments, based on his previous shareholdings.

  Pursuant to Opta Minerals purchase of the outstanding shares of Bimac Inc. (“Bimac”), contingent consideration not to exceed $3,850 may be payable to the former shareholders based on the achievement of certain pre-determined earnings targets to September 2016. Based on the earnings of Bimac for the year ended September 30, 2011, Opta Minerals recorded, and subsequently paid, $233 (2010 - $447, 2009 - $nil) of contingent consideration to the former shareholders, with an offsetting increase to goodwill. As a result of the appointment of a director to Opta Minerals in May 12, 2008, the director received 61.7% of the contingent consideration payment, based on his previous shareholdings.

  Represents amounts due to/from officers/directors of the Company included in accounts receivable on the consolidated balance sheets.

  Represents semi-annual interest payments on the subordinated debt paid to former shareholders of TOC (who remain in a senior management position) (see note 11(f)).

  Represents interest payments on the working capital advance paid to a former shareholder of TOC (who remains in a senior management position) (see note 11(f)).

  Due to the sale of the CFD assets and SBI (see note 3), the following related party transactions have been reclassified on the consolidated statement of operations to earnings (loss) from discontinued operations:

  Pursuant to the Pro Organics acquisition, the Company leased its Vancouver, British Columbia, warehouse and administration facility from a company controlled by a former owner. The lease was at market rates at inception and was for a five-year term with two five-year renewal periods, expiring in 2018.

  Pursuant to the acquisition of Les Importations Cacheres Hahamovitch Inc., the Company leased its Montreal, Quebec, warehouse and administration facility from the former owner. The lease was at market rates at inception and was renewable annually for a 12-month term through 2014.

  The former President of the Distribution Group (who was an employee until March 2009) sold organic product from his family farming operation, at market rates, to the former Distribution Group.

  Opta Minerals rents a facility to SBI, a former affiliated company, and received rental revenue.